Consolidated Statements of Cash Flows - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (164.7)	$ (318.7)	$ (994.9)	$ (451.7)
Adjustments for non-cash items
Depreciation of property and equipment	66.3	178.2	810.6	465.3
Amortization of intangible assets	40.9	127.5	427.0	334.1
Impairment and other charges	0.0	0.0	21.4	0.0
Interest and other finance costs	127.4	242.2	597.6	532.2
Share based payments	18.8	2.0	37.9	14.5
(Gain) loss on unrealized foreign exchange on long-term debt and TEUs	6.0	36.6	(37.3)	(50.1)
Loss (gain) on sale of property and equipment	(0.1)	4.7	4.6	1.2
Mark-to-market loss on Purchase Contracts	0.0	0.0	449.2	0.0
Mark-to-market loss on fuel hedges	0.0	2.8	1.8	1.0
Current income tax expense	1.8	1.3	1.3	3.1
Deferred tax recovery	(28.7)	(115.3)	(362.2)	(160.6)
Interest paid in cash, net	(119.9)	(91.3)	(442.6)	(343.7)
Income taxes refund received (paid) in cash, net	(0.4)	0.6	4.3	(4.1)
Changes in non-cash working capital items	44.3	(30.3)	5.2	(74.9)
Landfill closure and post-closure expenditures	(1.8)	(10.9)	(21.7)	(15.3)
Cash flows from (used in) operating activities	(10.1)	29.4	502.2	251.0
Investing activities
Proceeds on disposal of assets	0.6	2.0	16.0	20.8
Purchase of property and equipment and intangible assets	(52.3)	(160.3)	(428.3)	(457.8)
Business acquisitions, net of cash acquired	(332.1)	(6,648.3)	(3,941.2)	(721.3)
Cash released from escrow for acquisitions	12.6	0.0	0.0	0.0
Cash flows from (used in) investing activities	(371.2)	(6,806.6)	(4,353.5)	(1,158.3)
Financing activities
Repayment of lease obligations	0.0	0.0	(72.7)	(57.8)
Issuance of long-term debt	2,205.4	3,559.4	4,667.9	3,143.8
Repayment of long-term debt	(2,117.4)	(72.2)	(6,200.3)	(1,569.9)
Payment of contingent purchase consideration	0.0	0.0	(31.1)	(8.6)
Issuance of share capital, net of issuance costs	384.2	3,208.0	4,042.7	0.0
Issuance of TEUs, net of issuance costs	0.0	0.0	1,006.9	0.0
Repayment of Amortizing Notes	0.0	0.0	(42.8)	0.0
Dividends issued and paid	0.0	0.0	(13.1)	0.0
Return of capital	(5.1)	0.0	(0.8)	(5.8)
Payment of financing costs	(42.4)	(63.6)	(41.0)	(20.7)
Issuance of loan from related party	67.9	35.0	29.0	0.0
Repayment of loan to related party	0.0	(3.5)	(6.4)	(10.5)
Cheques issued in excess of cash on hand	(3.9)	0.0	0.0	0.0
Cash flows from (used in) financing activities	488.7	6,663.1	3,338.3	1,470.5
(Decrease) increase in cash	107.4	(114.1)	(513.0)	563.2
Changes due to foreign exchange revaluation of cash	(12.9)	27.0	(34.6)	4.2
Cash, beginning of year	0.0	94.5	574.8	7.4
Cash, end of year	$ 94.5	$ 7.4	$ 27.2	$ 574.8